Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Property and Equipment, Net [Abstract]
Subtotal	$ 15,997,488	$ 15,716,417
Less: accumulated depreciation	(3,058,890)	(2,396,914)
Property and equipment, net	12,938,598	13,319,503
Property and Buildings [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	4,469,370	4,878,918
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	4,262,580	5,184,214
Land [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	3,489,621	3,809,390
Equipment and Furniture [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	2,723,113	1,167,037
Automobiles [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	364,916	264,701
Software [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	$ 687,888	$ 412,157